Estimated Fair Value of Identifiable Intangible Assets Acquired (Detail) $ in Thousands	Jul. 01, 2013 USD ($)
Schedule Of Acquired Finite And Indefinite Lived Intangible Assets By Major Class [Line Items]
Acquired intangible assets,weighted average useful lives	7 years 3 months 18 days
Other intangible assets
Schedule Of Acquired Finite And Indefinite Lived Intangible Assets By Major Class [Line Items]
Acquired identifiable intangible assets, fair value	$ 480,086
Customer relationships
Schedule Of Acquired Finite And Indefinite Lived Intangible Assets By Major Class [Line Items]
Acquired intangible assets,weighted average useful lives	8 years
Customer relationships | Other intangible assets
Schedule Of Acquired Finite And Indefinite Lived Intangible Assets By Major Class [Line Items]
Acquired identifiable intangible assets, fair value	$ 317,000
Current Technology
Schedule Of Acquired Finite And Indefinite Lived Intangible Assets By Major Class [Line Items]
Acquired intangible assets,weighted average useful lives	7 years
Current Technology | Other intangible assets
Schedule Of Acquired Finite And Indefinite Lived Intangible Assets By Major Class [Line Items]
Acquired identifiable intangible assets, fair value	$ 78,711
Trade name
Schedule Of Acquired Finite And Indefinite Lived Intangible Assets By Major Class [Line Items]
Acquired intangible assets,weighted average useful lives	5 years
Trade name | Other intangible assets
Schedule Of Acquired Finite And Indefinite Lived Intangible Assets By Major Class [Line Items]
Acquired identifiable intangible assets, fair value	$ 44,000
Database
Schedule Of Acquired Finite And Indefinite Lived Intangible Assets By Major Class [Line Items]
Acquired intangible assets,weighted average useful lives	5 years
Database | Other intangible assets
Schedule Of Acquired Finite And Indefinite Lived Intangible Assets By Major Class [Line Items]
Acquired identifiable intangible assets, fair value	$ 28,000
Covenants-Not-to-Compete
Schedule Of Acquired Finite And Indefinite Lived Intangible Assets By Major Class [Line Items]
Acquired intangible assets,weighted average useful lives	6 years
Covenants-Not-to-Compete | Other intangible assets
Schedule Of Acquired Finite And Indefinite Lived Intangible Assets By Major Class [Line Items]
Acquired identifiable intangible assets, fair value	$ 11,500
Favorable lease
Schedule Of Acquired Finite And Indefinite Lived Intangible Assets By Major Class [Line Items]
Acquired intangible assets,weighted average useful lives	4 years 10 months 24 days
Favorable lease | Other intangible assets
Schedule Of Acquired Finite And Indefinite Lived Intangible Assets By Major Class [Line Items]
Acquired identifiable intangible assets, fair value	$ 875